CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 2,048		$ 884,126	$ (3,727)	$ (704,365)	$ 178,082
Balance, shares at Dec. 31, 2015	44,333,047
Issuance of shares in a rights offering, net of issuance costs	$ 525		34,560			35,085
Issuance of shares in a rights offering, net of issuance costs, shares	9,874,170
Issuance of restricted share units (RSUs)	$ 11					11
Issuance of restricted share units (RSUs), shares	214,350
Stock-based compensation of options and RSUs			908			908
Exercise of stock options	$ 9		568			577
Exercise of stock options, shares	171,100
Comprehensive income (loss)				503	(5,340)	(4,837)
Balance at Dec. 31, 2016	$ 2,593		920,162	(3,224)	(709,705)	$ 209,826
Balance, shares at Dec. 31, 2016	54,592,667					54,592,667
Effect of adoption of ASU 2016-09 and ASC 606			55		(55)
Issuance of restricted share units (RSUs)		[1]					[1]
Issuance of restricted share units (RSUs), shares	8,100
Stock-based compensation of options and RSUs			856			856
Exercise of stock options	$ 8		653			661
Exercise of stock options, shares	136,500
Comprehensive income (loss)				178	6,801	6,979
Balance at Dec. 31, 2017	$ 2,601		921,726	(3,046)	(702,959)	$ 218,322
Balance, shares at Dec. 31, 2017	54,737,267					54,737,267
Effect of adoption of ASU 2016-09 and ASC 606					1,521	$ 1,521
Stock-based compensation of options and RSUs			1,006			1,006
Exercise of stock options	$ 24		2,124			2,148
Exercise of stock options, shares	438,840
Comprehensive income (loss)				(2,334)	18,409	16,075
Balance at Dec. 31, 2018	$ 2,625		$ 924,856	$ (5,380)	$ (683,029)	$ 239,072
Balance, shares at Dec. 31, 2018	55,176,107					55,176,107

[1]	Represents an amount lower than $ 1.